Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	178,113	104,291
Projected benefit obligation assumed from business combination	1,022	73,601
Modifications to pension plan	(560)	81
Service cost	4,828	3,273
Interest cost	8,549	4,350
Actuarial loss (gain)	39,704	(11,395)
Benefits paid	(8,125)	(3,597)
Loss on foreign exchange	18,432	7,509
Projected benefit obligation, at end of year	241,963	178,113
Change in plan asset
Fair value of plan assets, beginning of year	139,280	66,524
Plan assets acquired in business combination	0	57,285
Actual return on plan assets	6,568	10,733
Employer contributions	5,676	3,013
Benefits paid	(7,414)	(3,597)
Gain on foreign exchange	12,880	5,322
Fair value of plan assets, end of year	156,990	139,280
Unfunded status	(84,973)	(38,833)
Current liabilities	0	(305)
Non-current liabilities	(84,973)	(38,528)
Net amount recognized	(84,973)	(38,833)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	45,399	31,674
Projected benefit obligation assumed from business combination	0	17,943
Modifications to pension plan	0	0
Service cost	2,022	1,602
Interest cost	2,186	1,508
Actuarial loss (gain)	14,893	(8,499)
Benefits paid	(1,255)	(1,158)
Loss on foreign exchange	5,012	2,329
Projected benefit obligation, at end of year	68,257	45,399
Change in plan asset
Fair value of plan assets, beginning of year	13,395	10,195
Plan assets acquired in business combination	0	658
Actual return on plan assets	1,176	1,730
Employer contributions	(222)	1,208
Benefits paid	(1,255)	(1,157)
Gain on foreign exchange	1,201	761
Fair value of plan assets, end of year	14,295	13,395
Unfunded status	(53,962)	(32,004)
Current liabilities	(333)	0
Non-current liabilities	(53,629)	(32,004)
Net amount recognized	(53,962)	(32,004)